REDEEMABLE SERIES A PREFERRED STOCK – RELATED PARTY (Details Narrative) - USD ($)		12 Months Ended
	Aug. 09, 2024	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Preferred stock, shares issued		25,000	25,000	25,000
Preferred stock, shares outstanding		25,000	25,000	25,000
Modification of preferred stock	$ 2,667,000
Series A Preferred Stock [Member]
Preferred stock, shares issued		25,000
Preferred stock, shares outstanding		25,000
Preferred stock, stated value		$ 1,000
Preferred stock, aggregate value		$ 25,000,000